RISK MANAGEMENT (Details Textual) - COP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management
Repayment term	5 to 30 years
Transfer of loans and goods to foreclosed assets and inventories	$ 508,441,000	$ 521,718,000	$ 331,057,000
Concentration of Number of economic groups	20
Percentage of debt securities not in default	100.00%
Percentage of derivatives not in default	99.80%
Disclosure of term of exposure	P10D
Confidence level	99.00%
Holding period	P10D
Time duration	P250D
Interest income sensitivity in basis points	50
Net interest income sensitivity due to increase in basis points	$ 177,269
Percentage of decrease in Market value of investments	76.00%
Decrease in market value of investments	$ 163,136,000
Market value of investments	$ 38,428,000
Contractual maturities liabilities duration	30-day
Duration of contract maturity of mortgage loans	15 and 30 years
Percentage decrease in market value	14.70%
Decrease in structural equity investments market value	$ 5,649,000,000
Structural equity investment market value	$ 32,799,000,000	$ 38,428,000,000
Increase in 30-Day Past Due Loan Ratio	4.63%	4.68%
Increase in Rate of Commercial Loans		0.41%
Thirty Day Past Due Loan Ratio of Commercial Loans		3.81%
Increase in Rate of Consumer Loans		24.09%
Thirty Day Past Due Loan Ratio of Consumer Loans		5.14%
Mortgage Loans		$ 23,983,000,000
Increase in Rate of Mortgage Loans		4.86%
Thirty Day Past Due Loan Ratio of Mortgage Loans		7.41%
Corporate loans		$ 117,319,000,000
Consumer loans		39,700,000,000
Small Business Loan		$ 1,279,000,000
Increase in Rate of Small Business Loans		10.66%
Thirty Day Past Due Loan Ratio of Small Business Loans		12.25%
Description of estimated Impact of expected credit loss by applying the optimistic and pessimistic scenarios	Additionally, the Bank has estimated the impact on the expected loss by applying the optimistic and pessimistic scenarios with a weight of 100% in each one; As a result of the application of this change, there is a decrease in the expected losses of COP 533,689 MM in the case of the optimistic scenario and an increase of COP 549,432 MM in applying the pessimistic scenario. For individual VPN the scenarios applied are the base and alternative respectively.
Financial assets	$ 16,822,754,000	$ 17,361,475,000
Individually Impaired loan	6,000,000
Optimistic Scenario [Member]
Risk Management
Increase Decrease In Expected Credit Loss	$ 549,432,000
Currency risk [member]
Risk Management
Percentage of increase in total market risk	17.00%
Risk exposure associated with instruments sharing characteristic	$ 1,692,516,000,000	1,447,384,000,000
United states dollars [Member]
Risk Management
Percentage of increase in net position of currency	44.00%
Economic group [Member]
Risk Management
Credit exposure	$ 20,272,000,000	$ 20,372,000,000